Subsequent Event (Details Narrative) (USD $)	0 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Common shares issued for cash		1,600,000			3,454,000	638,298	3,829,787
common shares issued for cash, value		$ 1,600,000	$ 3,454,000	$ 1,200,000		$ 200,000
Common share price per share		$ 1.00			$ 1	$ 3.19	$ 3.19
Warrants issued during the period		160,000
Exercise price of warrants	$ 1.00	$ 1.00
Paid commissions to an investment banking firm		$ 160,000